Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (111)	$ (76)
Recovery (Expense) Recognized In Net Earnings		9,210	704
Recovery (Expense) Recognized In OCI	[1]	(9,623)	(2,662)
Recovery (Expense) Recognized In Shareholders' Equity		376	14,389
Closing Balance		(148)	(111)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		3,823	3,848
Recovery (Expense) Recognized In Net Earnings		4,497	(2,057)
Recovery (Expense) Recognized In Shareholders' Equity		436	2,032
Closing Balance		8,756	3,823
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			1,965
Recovery (Expense) Recognized In Net Earnings		4,503	2,633
LTI Disposition			(4,598)
Recovery (Expense) Recognized In OCI		4,450
Closing Balance		8,953
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		387	147
Recovery (Expense) Recognized In Net Earnings		307	240
Closing Balance		694	387
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(87)	(87)
Closing Balance		(87)	(87)
Debt and share financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(591)	(375)
Recovery (Expense) Recognized In Net Earnings		(60)	(107)
Recovery (Expense) Recognized In Shareholders' Equity		(60)	(109)
Closing Balance		(711)	(591)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(29)
Recovery (Expense) Recognized In Net Earnings			29
Unrealized gains on long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance			(1,937)
Recovery (Expense) Recognized In Net Earnings			1
LTI Disposition			4,598
Recovery (Expense) Recognized In OCI		(14,073)	(2,662)
Closing Balance		(14,073)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(3,532)	(3,532)
Closing Balance		(3,532)	(3,532)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(111)	(76)
Recovery (Expense) Recognized In Net Earnings		(37)	(35)
Closing Balance		$ (148)	$ (111)

[1]	LTIs = long-term investments – common shares held.